SUPPLEMENT DATED JUNE 7, 2007
TO DREYFUS FOUNDERS FUNDS, INC.
CLASS F PROSPECTUS DATED MAY 1, 2007

Dreyfus Founders Mid-Cap Growth Fund

The section of the Prospectus entitled “Fund Summaries – Dreyfus Founders Mid-Cap Growth Fund” is hereby amended on page 15 by deleting the section entitled “Portfolio Manager” in its entirety and replacing it with the following:

Portfolio Managers

Mid-Cap Growth Fund is co-managed by two portfolio managers, John B. Jares and Joseph S. Chin. Mr. Jares, a vice president of investments of Founders and a chartered financial analyst, has been a portfolio manager of the Fund since June 2007. He previously served as a portfolio manager of the Fund from March 2004 to June 2006. Mr. Jares is a portfolio manager at The Boston Company Asset Management, LLC (“The Boston Company”), an affiliate of Founders, where he has been employed since July 2006. He also has been employed by Founders since 2001. Mr. Jares was formerly a vice president and senior portfolio manager at Delaware Investments from 2000 to 2001, a vice president and portfolio manager at Berger LLC from 1997 to 2000, and a large-cap equity analyst and subsequently a co-portfolio manager at Founders from 1994 to 1997. Mr. Chin also has been a portfolio manager of the Fund since June 2007. Mr. Chin is a portfolio manager at The Boston Company, where he has been employed since July 2006. He also has been employed by Founders since January 2007. Mr. Chin was formerly a senior research analyst with both AIM Investments (from 2004 to 2006) and Marsico Capital Management (from 1998 to 2004).

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

June 7, 2007

DREYFUS FOUNDERS MID-CAP GROWTH FUND
CLASS A, B, C, I AND T PROSPECTUS

Supplement to Prospectus
Dated May 1, 2007
(as previously supplemented)

The section of the prospectus entitled “Management – Investment Adviser” is hereby amended on pages 7-8 by deleting the sixth and seventh paragraphs thereof and replacing them with the following:

The fund is co-managed by two portfolio managers, John B. Jares and Joseph S. Chin. Mr. Jares, a vice president of investments of Founders and a chartered financial analyst, has been a portfolio manager of the fund since June 2007. He previously served as a portfolio manager of the fund from March 2004 to June 2006. Mr. Jares is a portfolio manager at The Boston Company Asset Management, LLC (“The Boston Company”), an affiliate of Founders, where he has been employed since July 2006. He also has been employed by Founders since 2001. Mr. Jares was formerly a vice president and senior portfolio manager at Delaware Investments from 2000 to 2001, a vice president and portfolio manager at Berger LLC from 1997 to 2000, and a large-cap equity analyst and subsequently a co-portfolio manager at Founders from 1994 to 1997. Mr. Chin also has been a portfolio manager of the Fund since June 2007. Mr. Chin is a portfolio manager at The Boston Company, where he has been employed since July 2006. He also has been employed by Founders since January 2007. Mr. Chin was formerly a senior research analyst with both AIM Investments (from 2004 to 2006) and Marsico Capital Management (from 1998 to 2004).

The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of fund shares.

June 7, 2007

DREYFUS FOUNDERS FUNDS, INC.
SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2007
(as previously supplemented)

Investment Adviser, Distributor and Other Service Providers

The section of the Statement of Additional Information (“SAI”) entitled “Investment Adviser, Distributor and Other Service Providers – Portfolio Managers” is hereby amended on pages 41-42 by deleting the paragraph titled “Portfolio Management” and replacing it with the following:

     Portfolio Management. Founders manages each Fund's investments in accordance with the stated policies of the Fund, subject to the oversight of the Company’s Board. Founders is responsible for investment decisions and provides the Funds with portfolio managers who execute purchases and sales of securities for the relevant Fund. The portfolio managers of Balanced Fund are John B. Jares and Catherine A. Powers (co-primary portfolio managers) and Evan D. Rothschild and Christopher Pellegrino (additional portfolio managers). Messrs. Jares and Rothschild are employees of both The Boston Company Asset Management, LLC (“The Boston Company”), an affiliate of Founders, and Founders. Ms. Powers and Mr. Pellegrino are employees of both Standish Mellon Asset Management Company LLC, an affiliate of Founders, and Founders. The portfolio managers of Discovery Fund are B. Randall Watts, Jr. (primary portfolio manager) and Hans Von der Luft, each of whom is an employee of both The Boston Company and Founders. The portfolio managers of Equity Growth and Growth Funds, and the domestic portion of the Worldwide Growth Fund, are Messrs. Jares (primary portfolio manager) and Rothschild. The portfolio managers of International Equity Fund and the foreign portion of the Worldwide Growth Fund are Remi J. Browne and Jeffrey R. Sullivan, each of whom is an employee of both The Boston Company and Founders. The portfolio managers of Mid-Cap Growth Fund are Mr. Jares and Joseph S. Chin, each of whom is an employee of both The Boston Company and Founders. The portfolio managers of Passport Fund are Daniel B. LeVan and John W. Evers, each of whom is an employee of both The Boston Company and Founders.

The section of the SAI entitled "Investment Adviser, Distributor and Other Service Providers – Portfolio Managers – Other Accounts Managed" is hereby amended on pages 42-43 by deleting the information regarding Daniel E. Crowe, adding the following information regarding Joseph S. Chin, and revising the information regarding John B. Jares as set forth below (this information is as of May 31, 2007):

Joseph S. Chin

	Dreyfus	Other Registered	Other Pooled	Other Accounts
	Founders Funds	Investment Companies	Investment	Managed
	Managed	Managed	Vehicles Managed
Number	1	0	0	0
Total Assets	$328 million	$0	$0	$0

John B. Jares

	Dreyfus	Other Registered	Other Pooled	Other Accounts
	Founders Funds	Investment Companies	Investment	Managed
	Managed	Managed	Vehicles Managed
Number	5	5	0	1*
Total Assets	$1.04 billion	$1.27 billion	$0	$104 million

*The advisory fee for this account is based on the performance of the account.

The section of the SAI entitled "Investment Adviser, Distributor and Other Service Providers – Portfolio Managers – Ownership of Securities” is hereby amended on page 46 by deleting the information regarding Daniel E. Crowe, adding the following information regarding Joseph S. Chin, and revising the information regarding John B. Jares as set forth below (this information is as of May 31, 2007):

Joseph S. Chin

Mid-Cap Growth	$100,001 - $500,000

John B. Jares

Balanced	None

Equity Growth	$100,001 - $500,000

Growth	$100,001 - $500,000

Mid-Cap Growth	None

Worldwide Growth	None